Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements of Cash and Cash Equivalents and Investments

The following table presents fair value measurements of cash and cash equivalents, restricted cash, investments, unfunded revolving and delayed draw loan commitments and derivatives as of December 31, 2024:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$165,777	$—	$—	$165,777
Restricted cash	$4,650	$—	$—	$4,650

First lien senior secured loans	$—	$5,481,780	$4,648,527	$10,130,307
Second lien senior secured loans	—	128,558	29,942	158,500
Senior subordinated loans	—	—	213,500	213,500
Corporate bonds	—	—	65,312	65,312
Collateralized loan obligations	—	—	370,985	370,985
Commercial mortgage-backed securities	—	—	29,161	29,161
Private asset-backed investments	—	-	208,357	208,357
Preferred equity	—	—	122,570	122,570
Other equity	—	—	247,144	247,144
Investments not measured at net asset value	$—	$5,610,338	$5,935,498	$11,545,836
Investments measured at net asset value(1)				3,313
Total investments				$11,549,149
Unfunded revolving and delayed draw loan commitments(2)	$—	$—	$(5,572)	$(5,572)
Derivatives:
Foreign currency forward contracts	$—	$8,506	$—	$8,506
Interest rate swaps	$—	$(28,598)	$—	$(28,598)
(1)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated statement of assets and liabilities.
(2)	The fair value of unfunded revolving and delayed draw loan commitments is included in “accounts payable and other liabilities” in the accompanying consolidated statement of assets and liabilities.

The following table presents fair value measurements of cash and cash equivalents, investments, unfunded revolving and delayed draw loan commitments and derivatives as of December 31, 2023:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$57,972	$—	$—	$57,972
First lien senior secured loans	$—	$1,533,600	$852,371	$2,385,971
Second lien senior secured loans	—	33,236	10,535	43,771
Senior subordinated loans	—	8,379	38,587	46,966
Corporate bonds	—	—	10,507	10,507
Collateralized loan obligations	—	—	22,681	22,681
Commercial mortgage-backed securities	—	—	5,010	5,010
Private asset-backed investments	—	—	11,901	11,901
Preferred equity	—	—	41,033	41,033
Other equity	—	—	9,718	9,718
Total investments	$—	$1,575,215	$1,002,343	$2,577,558
Unfunded revolving and delayed draw loan commitments(1)	$—	$—	$(4,008)	$(4,008)
Derivatives - Foreign currency forward contracts	$—	$—	$—	$—
(1)	The fair value of unfunded revolving and delayed draw loan commitments is included in “accounts payable and other liabilities” in the accompanying consolidated statement of assets and liabilities.

Schedule of Significant Unobservable Inputs used to Value Investments

The following tables summarize the significant unobservable inputs the Valuation Designee used to value the majority of the Fund’s investments categorized within Level 3 as of December 31, 2024 and 2023. The tables are not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the determination of fair values.

	As of December 31, 2024
			Unobservable Input
		Primary Valuation			Weighted
Asset Category	Fair Value	Techniques	Input	Estimated Range	Average(1)
First lien senior secured loans	$4,384,607	Yield analysis	Market yield	6.3% - 15.8%	10.0%
	263,920	Broker quotes	N/A	N/A	N/A
Second lien senior secured loans	29,942	Yield analysis	Market yield	9.6% - 16.0%	11.3%
Senior subordinated loans	213,500	Yield analysis	Market yield	8.4% - 18.3%	11.3%
Corporate bonds	40,286	Broker quotes	N/A	N/A	N/A
	25,026	Transaction cost	N/A	N/A	N/A
Collateralized loan obligations	344,155	Broker quotes	N/A	N/A	N/A
	26,830	Transaction cost	N/A	N/A	N/A
Commercial mortgage-backed securities	29,161	Broker quotes	N/A	N/A	N/A
Private asset-backed investments	99,799	Yield analysis	Market yield	2.6% - 13.8%	8.8%
	74,643	Transaction cost	N/A	N/A	N/A
	29,782	Broker quotes	N/A	N/A	N/A
	4,133	Income (other)	Constant default rate	0.0% - 10.3%	4.0%
Preferred equity	67,424	Yield analysis	Market yield	9.8% - 15.0%	12.5%
	55,146	EV market multiple analysis	EBITDA multiple	3.4x – 23.0x	18.1x
Other equity	247,144	EV market multiple analysis	EBITDA multiple	8.0x - 34.6x	12.7x
Total investments	$5,935,498
(1)	Unobservable inputs were weighted by the relative fair value of the investments.

	As of December 31, 2023
			Unobservable Input
		Primary Valuation			Weighted
Asset Category	Fair Value	Techniques	Input	Estimated Range	Average(1)
First lien senior secured loans	$801,531	Yield analysis	Market yield	9.6% - 21.4%	12.3%
	50,840	Broker quotes	N/A	N/A	N/A
Second lien senior secured loans	10,535	Yield analysis	Market yield	11.8%	11.8%
Senior subordinated loans	38,587	Yield analysis	Market yield	13.9% - 19.2%	17.3%
Corporate bonds	10,507	Broker quotes	N/A	N/A	N/A
Collateralized loan obligations	22,681	Broker quotes	N/A	N/A	N/A
Commercial mortgage-backed securities	5,010	Broker quotes	N/A	N/A	N/A
Private asset-backed investments	11,901	Yield analysis	Market yield	10.7% - 16.2%	13.1%
Preferred equity	41,033	EV market multiple analysis	EBITDA multiple	9.5x - 32.5x	21.7x
Other equity	9,718	EV market multiple analysis	EBITDA multiple	7.0x – 23.4x	15.5x
Total investments	$1,002,343
(1)	Unobservable inputs were weighted by the relative fair value of the investments.

Schedule of Changes in Investments using Level 3 Inputs

The following table presents changes in investments that use Level 3 inputs as of and for the year ended December 31, 2024:

As of and For the Year Ended
December 31, 2024
Balance as of December 31, 2023	$1,002,343
Net realized gains	4,037
Net unrealized gains	51,957
Purchases	5,368,849
Sales	(159,181)
Repayments	(207,091)
PIK interest and dividends	24,834
Net accretion of discount on investments	10,729
Net transfers in and/or out of Level 3	(160,979)
Balance as of December 31, 2024	$5,935,498

The following table presents changes in investments that use Level 3 inputs as of and for the year ended December 31, 2023:

As of and For the Year Ended December 31, 2023
Balance as of December 31, 2022	$18,744
Net realized gains	1,530
Net unrealized gains	12,321
Purchases	1,120,818
Sales	(49,553)
Repayments	(53,267)
PIK interest and dividends	1,551
Net accretion of discount on investments	2,072
Net transfers in and/or out of Level 3	(51,873)
Balance as of December 31, 2023	$1,002,343

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments

	As of December 31,
	2024			2023
	Carrying Value(1)		Fair Value(6)	Carrying Value(1)		Fair Value(6)
Revolving Credit Facility	$489,453		$489,453	$460,325		$460,325
SG Funding Facility	861,811		861,811	250,000		250,000
SB Funding Facility	75,000		75,000	—		—
BNP Funding Facility	250,000		250,000	—		—
January 2037 CLO Notes (principal amount outstanding of $476,000 and $0, respectively)(2)	473,120	(3)	473,120	—		—
March 2028 Notes (principal amount outstanding of $1,000,000 and $0, respectively)	984,492	(3)(4)	1,000,510	—		—
August 2029 Notes (principal amount outstanding of $700,000 and $0, respectively)	687,445	(3)(4)	712,824	—		—
February 2030 Notes (principal amount outstanding of $750,000 and $0, respectively)	705,863	(3)(4)	740,565	—		—
Total	$4,527,184	(5)	$4,603,283	$710,325	(5)	$710,325
(1)	The Revolving Credit Facility, the SG Funding Facility, the SB Funding Facility and the BNP Funding Facility carrying values are the same as the principal amounts outstanding.
(2)	Excludes the January 2037 CLO Subordinated Notes, which were retained by the Fund and, as such, eliminated in consolidation. See Note 5 for more information on the ADL CLO 3 Debt Securitization.
(3)	Represents the aggregate principal amount outstanding, less unamortized debt issuance costs and the unaccreted discount recorded upon issuance.
(4)	The carrying value of the Unsecured Notes as of December 31, 2024 includes adjustments as a result of effective hedge accounting relationships. See Notes 5 and 6 for more information.
(5)	Total principal amount of debt outstanding totaled $4,602,317 and $710,349 as of December 31, 2024 and 2023, respectively.
(6)	The fair value of the debt obligations would be categorized as Level 2 under ASC 820-10.